Net (Loss)/Income Per Common Share (Tables)	12 Months Ended
Dec. 28, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following are reconciliations of the number of common shares outstanding used to calculate basic earnings per share to those shares used to calculate diluted earnings per share:

	Successor		Predecessor
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(52 Weeks)	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)
	(In millions)
Net (loss)/income for basic and diluted earnings per share	$(63)	$(1,118)	$(194)	$1,088	$973

Average common shares outstanding-basic	850	850	321	321	321
Effect of dilutive securities:
Stock options, restricted stock and the global stock purchase plan	—	—	—	2	2
Average common shares outstanding-diluted	850	850	321	323	323